Chartered-in Vessels - Capital Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Capital Leased Assets [Line Items]
Finance lease, liability	$ 1,410,904
Capital lease obligations		$ 1,298,556
Less current portion	69,982
Less current portion		81,219
Long-term obligations related to finance leases	1,340,922
Long-term obligations related to finance leases		1,217,337
LNG Carriers
Capital Leased Assets [Line Items]
Finance lease, liability	1,410,904
Capital lease obligations		1,274,569
Suezmax Tanker
Capital Leased Assets [Line Items]
Finance lease, liability	$ 0
Capital lease obligations		$ 23,987